Exceptional items (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:

Million US dollar	2024	2023

Restructuring	(59)	(50)
Business and asset disposal (including impairment losses)	(60)	(38)
Claims and legal costs	-	(19)
Impact on profit from operations	(119)	(107)

Exceptional net finance income/(expense)	(530)	(703)
Exceptional share of results of associates	104	-
Exceptional taxes	(133)	51
Exceptional non-controlling interest	3	9
Net impact on profit	(675)	(750)